MAJOR CUSTOMERS AND MAJOR SUPPLIERS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF REVENUE BY MAJOR CUSTOMERS [Table Text Block]
Customer Name	Sales 2011	Percentage	Sales 2010	Percentage
Customer A	92,972,492	15%	49,176,417	10.3%
Customer B	76,088,946	13%	25,919,678	5.5%
Customer C	75,671,322	12%	-	-
Total	244,732,760	40%	75,096,095	15.8%

	Nine Months Ended September 30,
	2012		2011
Sales to customer A	$63,118,350	16%	$71,909,130	18%

Sales to customer B	$7,270,852	2%	$75,416,990	18%